Jan. 31, 2015
Class Y Prospectus | SDIT ULTRA SHORT DURATION BOND FUND | Class Y
SDIT ULTRA SHORT DURATION BOND FUND

SEI DAILY INCOME TRUST

Ultra Short Duration Bond Fund
(the "Fund")

Supplement dated July 17, 2015
to the Class Y Shares Prospectus (the "Prospectus") dated June 27, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Removal of Redemption Fees
In the Fund Summary for the Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.
There are no other changes in the Fees and Expenses of the Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE